Document and Entity Information	0 Months Ended
Jan. 02, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 02, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jan. 02, 2015
Document Effective Date	Jan. 02, 2015
Prospectus Date	Dec. 31, 2014
WHV/Acuity Tactical Credit Long/Short Fund | Class A
Risk/Return:
Trading Symbol	WHAAX
WHV/Acuity Tactical Credit Long/Short Fund | Class I
Risk/Return:
Trading Symbol	WHAIX
WHV/Acuity Tactical Credit Long/Short Fund | Class C
Risk/Return:
Trading Symbol	WHACX